Distribution Date:	06/17/24	Morgan Stanley Capital I Trust 2017-HR2
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2017-HR2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691NAA3	2.330000%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691NAB1	3.345000%	114,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691NAC9	3.509000%	26,300,000.00	18,962,518.67	421,540.22	55,449.57	0.00	0.00	476,989.79	18,540,978.45	35.21%	30.00%
A-3	61691NAD7	3.330000%	235,000,000.00	232,839,826.67	9,003.13	646,130.52	0.00	0.00	655,133.65	232,830,823.54	35.21%	30.00%
A-4	61691NAE5	3.587000%	269,015,000.00	269,015,000.00	0.00	804,130.67	0.00	0.00	804,130.67	269,015,000.00	35.21%	30.00%
A-S	61691NAH8	3.890000%	58,922,000.00	58,922,000.00	0.00	191,005.48	0.00	0.00	191,005.48	58,922,000.00	27.88%	23.75%
B	61691NAJ4	4.061000%	48,315,000.00	48,315,000.00	0.00	163,506.01	0.00	0.00	163,506.01	48,315,000.00	21.86%	18.63%
C	61691NAK1	4.461548%	48,315,000.00	48,315,000.00	0.00	179,633.09	0.00	0.00	179,633.09	48,315,000.00	15.85%	13.50%
D	61691NAN5	2.730000%	31,110,000.00	31,110,000.00	0.00	70,775.25	0.00	0.00	70,775.25	31,110,000.00	11.97%	10.20%
E-RR	61691NAR6	4.461548%	23,097,000.00	23,097,000.00	0.00	85,873.65	0.00	0.00	85,873.65	23,097,000.00	9.10%	7.75%
F-RR	61691NAT2	4.461548%	15,320,000.00	15,320,000.00	0.00	56,959.10	0.00	0.00	56,959.10	15,320,000.00	7.19%	6.13%
G-RR	61691NAV7	4.461548%	11,784,000.00	11,784,000.00	0.00	43,812.41	0.00	0.00	43,812.41	11,784,000.00	5.72%	4.88%
H-RR	61691NAX3	4.461548%	10,606,000.00	10,606,000.00	0.00	39,432.65	0.00	0.00	39,432.65	10,606,000.00	4.40%	3.75%
J-RR	61691NAZ8	4.461548%	35,353,074.00	35,353,074.00	0.00	131,441.21	0.00	0.00	131,441.21	35,353,074.00	0.00%	0.00%
V	61691NBB0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691NBC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			942,737,074.00	803,639,419.34	430,543.35	2,468,149.61	0.00	0.00	2,898,692.96	803,208,875.99

X-A	61691NAF2	0.992284%	659,915,000.00	520,817,345.34	0.00	430,665.76	0.00	0.00	430,665.76	520,386,801.99
X-B	61691NAG0	0.494505%	107,237,000.00	107,237,000.00	0.00	44,191.06	0.00	0.00	44,191.06	107,237,000.00
X-D	61691NAL9	1.731548%	31,110,000.00	31,110,000.00	0.00	44,890.39	0.00	0.00	44,890.39	31,110,000.00
Notional SubTotal			798,262,000.00	659,164,345.34	0.00	519,747.21	0.00	0.00	519,747.21	658,733,801.99

Deal Distribution Total					430,543.35	2,987,896.82	0.00	0.00	3,418,440.17

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691NAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691NAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691NAC9	721.00831445	16.02814525	2.10834867	0.00000000	0.00000000	0.00000000	0.00000000	18.13649392	704.98016920
A-3	61691NAD7	990.80777306	0.03831119	2.74949157	0.00000000	0.00000000	0.00000000	0.00000000	2.78780277	990.76946187
A-4	61691NAE5	1,000.00000000	0.00000000	2.98916666	0.00000000	0.00000000	0.00000000	0.00000000	2.98916666	1,000.00000000
A-S	61691NAH8	1,000.00000000	0.00000000	3.24166661	0.00000000	0.00000000	0.00000000	0.00000000	3.24166661	1,000.00000000
B	61691NAJ4	1,000.00000000	0.00000000	3.38416661	0.00000000	0.00000000	0.00000000	0.00000000	3.38416661	1,000.00000000
C	61691NAK1	1,000.00000000	0.00000000	3.71795695	0.00000000	0.00000000	0.00000000	0.00000000	3.71795695	1,000.00000000
D	61691NAN5	1,000.00000000	0.00000000	2.27500000	0.00000000	0.00000000	0.00000000	0.00000000	2.27500000	1,000.00000000
E-RR	61691NAR6	1,000.00000000	0.00000000	3.71795688	0.00000000	0.00000000	0.00000000	0.00000000	3.71795688	1,000.00000000
F-RR	61691NAT2	1,000.00000000	0.00000000	3.71795692	0.00000000	0.00000000	0.00000000	0.00000000	3.71795692	1,000.00000000
G-RR	61691NAV7	1,000.00000000	0.00000000	3.71795740	0.00000000	0.00000000	0.00000000	0.00000000	3.71795740	1,000.00000000
H-RR	61691NAX3	1,000.00000000	0.00000000	3.71795682	0.00000000	0.00000000	0.00000000	0.00000000	3.71795682	1,000.00000000
J-RR	61691NAZ8	1,000.00000000	0.00000000	3.71795703	0.00000000	1.81959736	0.00000000	0.00000000	3.71795703	1,000.00000000
V	61691NBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691NBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691NAF2	789.21883173	0.00000000	0.65260793	0.00000000	0.00000000	0.00000000	0.00000000	0.65260793	788.56640930
X-B	61691NAG0	1,000.00000000	0.00000000	0.41208781	0.00000000	0.00000000	0.00000000	0.00000000	0.41208781	1,000.00000000
X-D	61691NAL9	1,000.00000000	0.00000000	1.44295693	0.00000000	0.00000000	0.00000000	0.00000000	1.44295693	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	55,449.57	0.00	55,449.57	0.00	0.00	0.00	55,449.57	0.00
A-3	05/01/24 - 05/30/24	30	0.00	646,130.52	0.00	646,130.52	0.00	0.00	0.00	646,130.52	0.00
A-4	05/01/24 - 05/30/24	30	0.00	804,130.67	0.00	804,130.67	0.00	0.00	0.00	804,130.67	0.00
X-A	05/01/24 - 05/30/24	30	0.00	430,665.76	0.00	430,665.76	0.00	0.00	0.00	430,665.76	0.00
X-B	05/01/24 - 05/30/24	30	0.00	44,191.06	0.00	44,191.06	0.00	0.00	0.00	44,191.06	0.00
X-D	05/01/24 - 05/30/24	30	0.00	44,890.39	0.00	44,890.39	0.00	0.00	0.00	44,890.39	0.00
A-S	05/01/24 - 05/30/24	30	0.00	191,005.48	0.00	191,005.48	0.00	0.00	0.00	191,005.48	0.00
B	05/01/24 - 05/30/24	30	0.00	163,506.01	0.00	163,506.01	0.00	0.00	0.00	163,506.01	0.00
C	05/01/24 - 05/30/24	30	0.00	179,633.09	0.00	179,633.09	0.00	0.00	0.00	179,633.09	0.00
D	05/01/24 - 05/30/24	30	0.00	70,775.25	0.00	70,775.25	0.00	0.00	0.00	70,775.25	0.00
E-RR	05/01/24 - 05/30/24	30	0.00	85,873.65	0.00	85,873.65	0.00	0.00	0.00	85,873.65	0.00
F-RR	05/01/24 - 05/30/24	30	0.00	56,959.10	0.00	56,959.10	0.00	0.00	0.00	56,959.10	0.00
G-RR	05/01/24 - 05/30/24	30	0.00	43,812.41	0.00	43,812.41	0.00	0.00	0.00	43,812.41	0.00
H-RR	05/01/24 - 05/30/24	30	0.00	39,432.65	0.00	39,432.65	0.00	0.00	0.00	39,432.65	0.00
J-RR	05/01/24 - 05/30/24	30	64,090.08	131,441.21	0.00	131,441.21	0.00	0.00	0.00	131,441.21	64,328.36
Totals			64,090.08	2,987,896.82	0.00	2,987,896.82	0.00	0.00	0.00	2,987,896.82	64,328.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,418,440.17
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,005,106.30	Master Servicing Fee	10,392.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,664.88
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	346.01
ARD Interest	0.00	Operating Advisor Fee	1,294.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	221.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,005,106.30	Total Fees	17,209.50

Principal		Expenses/Reimbursements
Scheduled Principal	430,543.35	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	430,543.35	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,987,896.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	430,543.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,418,440.17
Total Funds Collected	3,435,649.65	Total Funds Distributed	3,435,649.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	803,639,420.30	803,639,420.30	Beginning Certificate Balance	803,639,419.34
(-) Scheduled Principal Collections	430,543.35	430,543.35	(-) Principal Distributions	430,543.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	803,208,876.95	803,208,876.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	803,639,420.30	803,639,420.30	Ending Certificate Balance	803,208,875.99
Ending Actual Collateral Balance	803,208,876.95	803,208,876.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.96)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.96)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP	Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP
10,000,000 or less	12	79,121,541.31	9.85%	41	4.6921	1.763513	1.40 or less	8	145,371,505.83	18.10%	42	4.5355	1.065683
10,000,001 to 20,000,000	10	142,301,598.13	17.72%	41	4.4503	2.032450	1.41 to 1.50	2	26,141,709.16	3.25%	42	4.7966	1.475781
20,000,001 to 30,000,000	9	231,548,189.63	28.83%	42	4.3340	2.113143	1.51 to 1.60	1	5,481,962.74	0.68%	42	5.3050	1.553700
30,000,001 to 40,000,000	4	129,598,971.41	16.14%	42	4.3262	3.275166	1.61 to 1.80	4	51,702,825.14	6.44%	41	4.3924	1.691010
40,000,001 to 55,000,000	2	100,800,000.00	12.55%	42	4.0497	2.142747	1.81 to 2.00	3	49,515,713.87	6.16%	42	4.4457	1.860617
55,000,001 to 65,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	38,000,000.00	4.73%	41	4.3296	2.075847
65,000,001 or greater	1	92,000,000.00	11.45%	42	4.1750	3.791000	2.26 to 2.50	4	62,834,274.34	7.82%	42	4.4607	2.413617
Totals	41	803,208,876.95	100.00%	42	4.3424	2.428647	2.51 or greater	14	396,322,309.40	49.34%	42	4.1764	3.267920
							Totals	41	803,208,876.95	100.00%	42	4.3424	2.428647
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP	Washington, DC	1	25,500,000.00	3.17%	42	4.3300	2.595200
Arizona	1	2,721,193.42	0.34%	42	4.1750	3.791000	West Virginia	1	17,060,627.75	2.12%	42	4.5000	1.340500
California	12	102,143,118.03	12.72%	42	4.3266	2.072217	Totals	79	803,208,876.95	100.00%	42	4.3424	2.428647
Colorado	2	15,000,000.00	1.87%	42	4.6100	2.502400
									Property Type³
Connecticut	1	4,595,267.49	0.57%	42	4.1750	3.791000
Delaware	1	13,283,119.26	1.65%	41	4.5900	1.942600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	1	2,176,954.73	0.27%	42	4.1750	3.791000		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	4	23,536,390.41	2.93%	42	4.6424	2.555411	Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP
Louisiana	1	14,500,000.00	1.81%	42	3.9000	2.625800	Lodging	8	96,600,762.08	12.03%	42	4.6297	2.192835
Maryland	1	10,600,000.00	1.32%	42	4.6150	2.632600	Mixed Use	4	97,300,000.00	12.11%	42	4.4814	2.332344
Massachusetts	1	3,615,637.86	0.45%	42	4.1750	3.791000	Multi-Family	1	17,060,627.75	2.12%	42	4.5000	1.340500
Michigan	3	86,793,355.70	10.81%	42	4.6243	3.383033	Office	8	156,149,091.80	19.44%	42	4.4119	3.025502
Minnesota	1	6,756,349.92	0.84%	41	4.6940	1.016500	Other	3	24,000,000.00	2.99%	42	4.2720	1.823100
Missouri	1	1,661,111.11	0.21%	42	4.1750	3.791000	Retail	12	276,466,899.88	34.42%	41	4.1578	2.104554
Nevada	5	83,673,415.64	10.42%	42	4.2436	2.661979	Self Storage	40	107,792,918.62	13.42%	42	4.2682	3.499970
New Jersey	9	92,017,771.71	11.46%	41	4.3173	1.854536	Totals	79	803,208,876.95	100.00%	42	4.3424	2.428647
New Mexico	2	3,719,753.09	0.46%	42	4.1750	3.791000
New York	8	72,368,930.04	9.01%	42	4.5483	1.846509
North Carolina	1	8,505,876.70	1.06%	42	5.0300	0.526600
Ohio	1	1,008,024.69	0.13%	42	4.1750	3.791000
Pennsylvania	4	41,592,798.35	5.18%	41	3.9957	2.935852
South Carolina	1	1,984,880.99	0.25%	42	5.4200	1.233700
Tennessee	7	13,077,641.75	1.63%	42	4.6487	2.853155
Texas	5	115,245,486.88	14.35%	42	3.9389	3.092601
Virginia	1	12,232,594.61	1.52%	42	4.6300	1.845200

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP	Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP
	4.4990% or less	17	509,901,567.22	63.48%	42	4.1529	2.555066	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9990%	18	249,496,012.83	31.06%	42	4.6529	2.360715	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	3	15,972,720.43	1.99%	42	5.1728	0.966978	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	803,208,876.95	100.00%	42	4.3424	2.428647	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	38	775,370,300.48	96.53%	42	4.3348	2.459813
								Totals	41	803,208,876.95	100.00%	42	4.3424	2.428647
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP	Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP
	60 months or less	38	775,370,300.48	96.53%	42	4.3348	2.459813	Interest Only	20	548,730,000.00	68.32%	42	4.2320	2.601826
61 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	18	226,640,300.48	28.22%	42	4.5837	2.115978
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	803,208,876.95	100.00%	42	4.3424	2.428647	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	803,208,876.95	100.00%	42	4.3424	2.428647
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	27,838,576.47	3.47%	41	4.5536	NAP			No outstanding loans in this group
Underwriter's Information		2	57,200,000.00	7.12%	42	3.9983	2.429091
	12 months or less	35	716,185,419.49	89.17%	42	4.3586	2.465665
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	1,984,880.99	0.25%	42	5.4200	1.233700
	Totals	41	803,208,876.95	100.00%	42	4.3424	2.428647
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	309470001	SS	Various	Various	Actual/360	4.175%	330,752.78	0.00	0.00	N/A	12/01/27	--	92,000,000.00	92,000,000.00	06/01/24
3	1751008	RT	Friendswood	TX	Actual/360	3.770%	162,319.44	0.00	0.00	N/A	12/01/27	--	50,000,000.00	50,000,000.00	06/01/24
3A	453011677				Actual/360	3.770%	97,391.67	0.00	0.00	N/A	12/01/27	--	30,000,000.00	30,000,000.00	06/01/24
4	304101935	MU	Las Vegas	NV	Actual/360	4.250%	109,791.67	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	06/06/24
4A	304101936				Actual/360	4.250%	99,544.44	0.00	0.00	N/A	12/06/27	--	27,200,000.00	27,200,000.00	06/06/24
5	309470005	RT	Totowa	NJ	Actual/360	4.325%	189,194.72	0.00	0.00	N/A	12/01/27	--	50,800,000.00	50,800,000.00	06/01/24
6	695100846	OF	Detroit	MI	Actual/360	4.603%	135,712.70	43,775.59	0.00	12/06/27	12/06/29	--	34,238,941.66	34,195,166.07	06/06/24
7	695100856	OF	Sacramento	CA	Actual/360	4.223%	114,357.39	43,538.70	0.00	N/A	12/06/27	--	31,447,344.04	31,403,805.34	06/06/24
8	309470008	OF	Detroit	MI	Actual/360	4.516%	124,440.89	0.00	0.00	N/A	12/06/27	--	32,000,000.00	32,000,000.00	06/06/24
9	304101922	RT	Philadelphia	PA	Actual/360	3.942%	108,624.00	0.00	0.00	N/A	11/01/27	--	32,000,000.00	32,000,000.00	06/01/24
10	309470010	RT	San Jose	CA	Actual/360	4.330%	100,672.50	0.00	0.00	N/A	12/01/27	--	27,000,000.00	27,000,000.00	06/01/24
11	304101924	LO	Washington DC	DC	Actual/360	4.330%	95,079.58	0.00	0.00	N/A	12/06/27	--	25,500,000.00	25,500,000.00	06/06/24
12	301741243	MU	Brooklyn	NY	Actual/360	4.958%	102,465.33	0.00	0.00	N/A	12/06/27	--	24,000,000.00	24,000,000.00	06/06/24
13	304101931	98	New York	NY	Actual/360	4.272%	88,288.00	0.00	0.00	N/A	12/06/27	--	24,000,000.00	24,000,000.00	06/06/24
14	301741241	OF	Irving	TX	Actual/360	4.260%	85,288.75	0.00	0.00	N/A	12/06/27	--	23,250,000.00	23,250,000.00	06/06/24
15	695100850	LO	Novi	MI	Actual/360	4.828%	85,784.68	35,804.28	0.00	N/A	12/06/27	--	20,633,993.91	20,598,189.63	06/06/24
17	301741222	RT	Toms River Township NJ		Actual/360	4.320%	68,635.20	35,534.57	0.00	N/A	09/06/27	--	18,450,322.08	18,414,787.51	06/06/24
18	304101918	OF	Various	NV	Actual/360	4.250%	70,559.44	0.00	0.00	N/A	11/06/27	--	19,280,000.00	19,280,000.00	06/06/24
19	309470019	MF	Triadelphia	WV	Actual/360	4.500%	66,208.75	25,501.29	0.00	N/A	12/06/27	--	17,086,129.04	17,060,627.75	06/06/24
20	301741244	MF	Bridgeport	WV	Actual/360	4.500%	55,966.51	21,556.34	0.00	N/A	12/06/27	--	14,442,970.99	14,421,414.65	06/06/24
21	301741242	LO	Pooler	GA	Actual/360	4.840%	46,544.08	37,131.75	0.00	N/A	12/06/27	--	11,167,600.75	11,130,469.00	06/06/24
22	301741239	LO	Colorado Springs	CO	Actual/360	4.610%	59,545.83	0.00	0.00	N/A	12/06/27	--	15,000,000.00	15,000,000.00	06/06/24
23	309470023	RT	Wilmington	DE	Actual/360	4.590%	52,597.22	24,209.82	0.00	N/A	11/01/27	--	13,307,329.08	13,283,119.26	06/01/24
24	1750781	RT	Metairie	LA	Actual/360	3.900%	48,695.83	0.00	0.00	N/A	12/01/27	--	14,500,000.00	14,500,000.00	06/01/24
25	304101937	LO	Lynchburg	VA	Actual/360	4.630%	48,901.32	32,768.05	0.00	N/A	12/06/27	--	12,265,362.66	12,232,594.61	06/06/24
26	301741220	RT	New York	NY	Actual/360	4.530%	42,129.00	0.00	0.00	N/A	09/06/27	--	10,800,000.00	10,800,000.00	05/06/24
27	695100857	MU	Rockville	MD	Actual/360	4.615%	42,124.69	0.00	0.00	N/A	12/06/27	--	10,600,000.00	10,600,000.00	06/06/24
29	695100841	OF	Thousand Oaks	CA	Actual/360	4.500%	35,944.35	12,190.75	0.00	N/A	11/06/27	--	9,275,961.22	9,263,770.47	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	304101938	RT	Roanoke Rapids	NC	Actual/360	5.030%	36,904.06	14,268.32	0.00	N/A	12/06/27	--	8,520,145.02	8,505,876.70	06/06/24
31	309470031	SS	Various	Various	Actual/360	4.770%	34,996.30	12,060.52	0.00	N/A	12/06/27	--	8,520,098.15	8,508,037.63	06/06/24
32	1750949	RT	Turlock	CA	Actual/360	4.619%	30,778.04	13,920.86	0.00	N/A	12/01/27	--	7,738,089.82	7,724,168.96	06/01/24
33	695100840	RT	League City	TX	Actual/360	4.397%	29,940.35	12,108.68	0.00	N/A	11/06/27	--	7,907,536.95	7,895,428.27	06/06/24
34	695100863	IN	Columbus	OH	Actual/360	4.604%	29,177.35	10,058.23	0.00	N/A	09/06/27	--	7,359,551.67	7,349,493.44	06/06/24
35	1750274	LO	Ontario	CA	Actual/360	4.300%	24,698.31	12,664.48	0.00	N/A	12/01/27	--	6,670,210.58	6,657,546.10	06/01/24
36	695100842	OF	Brooklyn Park	MN	Actual/360	4.694%	27,351.91	10,482.33	0.00	N/A	11/06/27	--	6,766,832.25	6,756,349.92	06/06/24
37	1751044	LO	Clarksville	TN	Actual/360	5.305%	25,104.14	13,455.66	0.00	N/A	12/01/27	--	5,495,418.40	5,481,962.74	06/01/24
38	1751085	SS	Cape Coral	FL	Actual/360	4.620%	24,170.00	7,739.48	0.00	N/A	12/01/27	--	6,075,407.86	6,067,668.38	06/01/24
39	301741238	RT	Eversham Township NJ		Actual/360	4.680%	22,375.33	8,670.85	0.00	N/A	10/06/27	--	5,552,190.38	5,543,519.53	06/06/24
40	304101923	MU	Brooklyn	NY	Actual/360	4.550%	21,549.31	0.00	0.00	N/A	12/06/27	--	5,500,000.00	5,500,000.00	06/06/24
41	695100838	SS	Placentia	CA	Actual/360	4.650%	21,222.08	0.00	0.00	N/A	10/06/27	--	5,300,000.00	5,300,000.00	06/06/24
42	695100853	SS	Rock Hill	SC	Actual/360	5.420%	9,278.36	3,102.80	0.00	N/A	12/06/27	--	1,987,983.79	1,984,880.99	06/06/24
Totals							3,005,106.30	430,543.35	0.00				803,639,420.30	803,208,876.95
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	31,963,590.00	31,608,733.08	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,965,079.72	4,240,198.43	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,749,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,078,841.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,792,238.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,618,629.23	1,190,664.25	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	15,077,484.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,371,245.75	904,759.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,041,511.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,551,307.43	3,353,793.16	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,354,436.85	0.00	--	--	--	0.00	0.00	0.00	0.00	57,066.56	0.00
13	1,980,922.83	506,456.17	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,032,282.77	1,059,872.10	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,660,212.23	2,610,907.36	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,270,950.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,540,508.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,531,212.00	1,506,764.18	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	2,703,973.85	2,599,029.31	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,170,099.40	2,031,177.64	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,403,479.00	752,017.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,463,637.17	403,361.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,999,232.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	822,325.12	281,653.49	01/01/24	03/31/24	--	0.00	0.00	41,803.50	41,803.50	86,650.57	0.00
27	1,059,069.00	331,687.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	881,989.66	214,069.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	762,856.51	105,910.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,146,492.92	232,758.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,403,318.08	369,169.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,432,065.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,436,330.91	1,579,399.24	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	611,255.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	788,539.00	812,576.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	2,486,135.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	434,468.40	0.00	--	--	--	0.00	0.00	0.00	0.00	4,301.19	0.00
41	674,344.19	145,424.11	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	205,183.00	94,137.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	147,465,119.64	56,934,518.99				0.00	0.00	41,803.50	41,803.50	148,018.32	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342356%	4.317488%	42
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342496%	4.317628%	43
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342645%	4.317776%	44
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342784%	4.317914%	45
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342942%	4.318071%	46
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343080%	4.318207%	47
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343216%	4.318342%	48
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343362%	4.318487%	49
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343497%	4.318621%	50
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343641%	4.318765%	51
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343775%	4.318897%	52
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343908%	4.319029%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	301741220	05/06/24	0	B	41,803.50	41,803.50	86,650.57	10,800,000.00
Totals					41,803.50	41,803.50	86,650.57	10,800,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		769,013,711	769,013,711		0	0
49 - 60 Months		0	0		0	0
> 60 Months		34,195,166	34,195,166		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	803,208,877	803,208,877	0	0	0	0
May-24	803,639,420	803,639,420	0	0	0	0
Apr-24	804,100,628	804,100,628	0	0	0	0
Mar-24	804,527,650	804,527,650	0	0	0	0
Feb-24	805,017,948	805,017,948	0	0	0	0
Jan-24	805,441,348	805,441,348	0	0	0	0
Dec-23	805,863,077	805,863,077	0	0	0	0
Nov-23	806,315,786	806,315,786	0	0	0	0
Oct-23	806,734,062	806,734,062	0	0	0	0
Sep-23	807,183,443	807,183,443	0	0	0	0
Aug-23	807,598,294	807,598,294	0	0	0	0
Jul-23	808,011,506	808,011,506	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304101924	25,500,000.00	4.33000%	25,500,000.00 4.33000%		10	10/07/20	04/29/20	11/12/20
25	304101937	13,708,404.99	4.63000%	13,708,404.99 4.63000%		10	08/04/20	07/06/20	09/11/20
28	301741240	9,233,144.27	5.71000%	9,200,729.88 5.71000%		10	05/06/21	02/06/21	05/11/21
Totals		48,441,549.26		48,409,134.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2017-HR2 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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